SCHEDULE OF INTANGIBLE ASSET (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Trademarks	$ 85,340	$ 85,340	$ 81,750
Website development	12,200	12,200
Accumulated amortization	(26,462)	(21,585)	(12,262)
Total Intangible Assets, net of amortization	71,078	75,955	69,488
Total Intangible Assets, net of amortization	$ 71,078	$ 75,955	$ 69,488